Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Schedule of intangible assets and goodwill

As of December 31, 2023
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	3,190
Mining rights	Finite	134,924
Water rights and rights of way	Indefinite	4,909
Water rights	Finite	7,580
Intellectual property	Finite	5,201
Other intangible assets	Finite	70
Intangible assets other than goodwill		155,874
Goodwill	Indefinite	958
Total Intangible Asset		156,832

As of December 31, 2022
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	3,249
Mining rights	Finite	140,873
Water rights and rights of way	Indefinite	4,909
Water rights	Finite	11,369
Intellectual property	Finite	5,850
Other intangible assets	Finite	86
Intangible assets other than goodwill		166,336
Goodwill	Indefinite	967
Total Intangible Asset		167,303

Schedule of intangible assets
a)    Movements in identifiable intangible assets as of December 31, 2023:

Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Water rights Finite	Intellectual property	Other intangible assets	Goodwill	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
At January 1, 2023	3,249	140,873	4,909	11,369	5,850	86	967	167,303
Additions	197	196	—	—	—	15	—	408
Amortization for the year	(1,451)	(4,684)	—	(3,789)	(649)	(28)	—	(10,601)
Impairment losses recognized in income for the year (1)	—	—	—	—	—	—	(9)	(9)
Other increases / decreases for foreign currency exchange rates	6	—	—	—	—	(3)	—	3
Other increases (decreases)	1,189	(1,461)	—	—	—	—	—	(272)
Subtotal	(59)	(5,949)	—	(3,789)	(649)	(16)	(9)	(10,471)
As of December 31, 2023	3,190	134,924	4,909	7,580	5,201	70	958	156,832
Historical cost	37,849	161,451	7,420	18,000	7,215	2,303	4,492	238,730
Accumulated amortization	(34,659)	(26,527)	(2,511)	(10,420)	(2,014)	(2,233)	(3,534)	(81,898)
At January 1, 2022	3,447	149,532	4,909	15,158	6,481	131	34,596	214,254
Additions	349	1,141	—	—	—	14	—	1,504
Amortization for the year	(1,039)	(8,482)	—	(3,789)	(476)	(59)	—	(13,845)
Impairment losses recognized in income for the year (2)	—	(1,228)	—	—	—	—	(33,629)	(34,857)
Other increases / decreases for foreign currency exchange rates	(4)	—	—	—	(155)	—	—	(159)
Other increases (decreases)	496	(90)	—	—	—	—	—	406
Subtotal	(198)	(8,659)	—	(3,789)	(631)	(45)	(33,629)	(46,951)
As of December 31, 2022	3,249	140,873	4,909	11,369	5,850	86	967	167,303
Historical cost	36,457	162,716	7,420	18,000	7,215	2,291	4,501	238,600
Accumulated amortization	(33,208)	(21,843)	(2,511)	(6,631)	(1,365)	(2,205)	(3,534)	(71,297)
(1)See Note 21.5
(2)A definition made in the fourth quarter of 2022 led to the identification of assets that are not in the company’s long-term business plan. Therefore, the Company recognized impairment for the value of certain intangible assets and associated goodwill in an amount of ThUS$34,149, which are related to the Iodine and Derivatives Cash Generating Unit.

Schedule of goodwill
(b)    Movements in identifiable goodwill as of December 31, 2023 and 2022:

Accumulated impairment Movements in identifiable goodwill	Goodwill at the beginning of period January 1, 2022	Additional recognition	Impairment losses recognized in income for the year (-)	Total increase (decrease)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	148	—	—	—	148
SQM Investment Corporation	86	—	—	—	86
Soquimich European Holding B.V. (*)	9	—	(9)	(9)	—
SQM Potasio S.A.	724	—	—	—	724
Ending balance	967	—	(9)	(9)	958

Accumulated impairment Movements in identifiable goodwill	Goodwill at the beginning of period January 1, 2021	Additional recognition	Impairment losses recognized in income for the year (-)	Total increase (decrease)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A. (*)	22,255	—	(22,255)	(22,255)	—
SQM Iberian S.A.	148	—	—	—	148
SQM Investment Corporation	86	—	—	—	86
Soquimich European Holding B.V. (*)	11,383	—	(11,374)	(11,374)	9
SQM Potasio S.A.	724	—	—	—	724
Ending balance	34,596	—	(33,629)	(33,629)	967
(*)Based on an impairment analysis conducted by management, this goodwill was adjusted for based on the assessment that its partial or total book value is not recoverable.